Commitments and Contingencies - Additional Information - A L P (Detail) $ in Thousands		1 Months Ended
	Mar. 14, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($) Vessel	Dec. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments			$ 34,027		$ 30,211
ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Percentage of shares acquired	100.00%	100.00%
Expected cost of newbuildings	$ 232,000	$ 232,000
Payments made towards commitments			91,700
Payments due in the year 2016			$ 140,600
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	4	4
Secured long-term debt financing				$ 185,000